Fair Value Measurements - Company's financial assets and liabilities (Details) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Jan. 11, 2021
Liabilities:
Derivative warrant liabilities	$ 20,759,730		$ 22,148,000
Convertible note - related party	1,064,140
Level 1 | Recurring
Assets:
Investments held in Trust Account	276,052,152
Level 1 | Recurring | Public Warrants
Liabilities:
Derivative warrant liabilities	13,340,000
Level 3
Liabilities:
Convertible note - related party	1,064,140	$ 631,260
Level 3 | Recurring
Liabilities:
Convertible note - related party	1,064,140
Level 3 | Recurring | Public Warrants
Liabilities:
Derivative warrant liabilities			14,628,000
Level 3 | Recurring | Private Placement Warrants
Liabilities:
Derivative warrant liabilities	$ 7,419,730		$ 7,520,000